Discontinued operation, assets classified as held for sale and disposals, Net Assets Classified as Held for Sale (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Net Assets classified as held for sale [Abstract]
Current assets	$ 14,294.8	$ 16,780.6
Current liabilities	(8,018.5)	(8,988.6)
Net Assets classified as held for sale	6,276.3	7,792.0
Discontinued Operations [Member]
Net Assets classified as held for sale [Abstract]
Current assets	0.0	1,142.5
Current liabilities	0.0	(437.7)
Net Assets classified as held for sale	0.0	704.8
SUSE [Member]
Net Assets classified as held for sale [Abstract]
Current assets	0.0	1,114.5
Current liabilities	0.0	(427.4)
Net Assets classified as held for sale	0.0	687.1
Atalla [Member]
Net Assets classified as held for sale [Abstract]
Current assets	0.0	28.0
Current liabilities	0.0	(10.3)
Net Assets classified as held for sale	$ 0.0	$ 17.7